Federated Hermes Capital Income Fund
Portfolio of Investments
August 31, 2026 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—40.7%
		Communication Services—2.6%
15,692		Alphabet, Inc., Class A	$ 5,325,080
212,399		AT&T, Inc.	5,499,010
15,344		Fox Corp.	1,033,419
5,780		Meta Platforms, Inc.	3,308,125
51,596		Verizon Communications, Inc.	2,580,832
		TOTAL	17,746,466
		Consumer Discretionary—2.8%
16,025	[1]	Amazon.com, Inc.	4,162,814
572	[1]	AutoZone, Inc.	1,710,989
51,337		Bath & Body Works, Inc.	988,237
5,536		Expedia Group, Inc.	1,755,576
108,471	[1]	Gens Aurea SpA	1,494,294
14,500		HBX Group International PLC	127,621
5,217		Home Depot, Inc.	1,710,289
6,195		McDonald’s Corp.	1,632,630
30,641		Nike, Inc., Class B	1,196,838
104,642	[1]	PENN Entertaintment, Inc.	1,748,568
4,508	[1]	Ulta Beauty, Inc.	2,421,247
		TOTAL	18,949,103
		Consumer Staples—2.5%
725		Costco Wholesale Corp.	684,320
147,213		JBS NV-A	1,978,543
28,734		McCormick & Co., Inc.	1,557,957
16,479		Philip Morris International, Inc.	3,086,517
13,422		Procter & Gamble Co.	1,947,801
47,865		The Coca-Cola Co.	4,244,190
32,651		WalMart, Inc.	3,424,110
		TOTAL	16,923,438
		Energy—2.0%
18,462		Chevron Corp.	3,805,757
17,409		ConocoPhillips	2,306,518
29,404		ExxonMobil Holdings Corp.	4,732,574
4,577		Valero Energy Corp.	1,642,777
17,265		Williams Cos., Inc.	1,295,738
		TOTAL	13,783,364
		Financials—5.6%
8,773		American Express Co.	2,896,581
3,810		Assurant, Inc.	1,073,887
45,853		Bank of America Corp.	2,840,135
3,470		BlackRock, Inc.	4,009,967
10,746		Capital One Financial Co.	2,305,124
16,369		Charles Schwab Corp.	1,797,644
24,197		Citigroup, Inc.	3,184,809
47,064		Citizens Financial Group, Inc.	3,241,298
3,000	[1]	Exzeo Group, Inc.	50,340
15,693		Intercontinental Exchange, Inc.	2,521,865
18,815		JPMorgan Chase & Co.	6,698,516

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
15,000	[1]	Pics NV	$ 159,150
4,194		Progressive Corp., OH	914,628
11,740		UMB Financial Corp.	1,662,736
8,145		Visa, Inc., Class A	3,089,969
4,828		Willis Towers Watson PLC	1,634,519
		TOTAL	38,081,168
		Health Care—5.3%
12,466		Abbott Laboratories	1,375,748
12,702		AbbVie, Inc.	3,257,047
27,153		AstraZeneca PLC	4,383,766
71,318	[1]	Caris Life Sciences, Inc.	1,817,896
6,101		Danaher Corp.	1,302,929
3,827		Eli Lilly & Co.	4,426,806
11,420		Johnson & Johnson	3,036,007
4,525		McKesson Corp.	4,006,073
26,941		Medtronic PLC	2,442,202
13,502		Merck & Co., Inc.	1,995,055
83,038		Pfizer, Inc.	2,363,261
4,073		Thermo Fisher Scientific, Inc.	2,513,448
7,677		UnitedHealth Group, Inc.	2,989,501
		TOTAL	35,909,739
		Industrials—4.8%
5,000	[1]	CSG B.V.	105,285
2,752		Cummins, Inc.	1,553,229
33,901		DELTA AIR LINES 2020-1 CLASS	2,644,278
11,189		Dover Corp.	2,173,240
9,358		Eaton Corp. PLC	3,760,793
4,844		GE Aerospace	1,626,179
1,230		GE Vernova, Inc.	1,105,192
11,992		Knight-Swift Transportation Holdings, Inc.	821,572
30,000	[1]	Lyntris, Inc.	407,400
3,605		Parker-Hannifin Corp.	3,530,881
9,369		Paychex, Inc.	1,193,049
53,410		Robert Half, Inc.	2,421,609
10,443		RTX Corp.	2,169,324
5,102	[1]	Saia, Inc.	1,811,873
7,797		Siemens Energy AG	1,287,840
17,806		Stanley Black & Decker, Inc.	1,715,964
1,109		United Rentals, Inc.	1,151,142
13,329		Waste Management, Inc.	2,917,985
		TOTAL	32,396,835
		Information Technology—11.1%
11,048	[1]	Advanced Micro Devices, Inc.	5,200,515
34,568		Apple, Inc.	10,952,871
7,986		Applied Materials, Inc.	3,660,703
21,004	[1]	Arista Networks, Inc.	4,110,273
445		ASML Holding N.V.	749,204
27,348		Broadcom, Inc.	10,128,058
2,950	[1]	Coherent Corp.	819,598
5,257	[1]	F5, Inc.	2,140,282
14,000	[1]	Innoscripta SE	1,373,492
10,054		KLA Corp.	1,763,974

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
5,651		Marvell Technology, Inc.	$ 1,196,091
2,530		Micron Technology, Inc.	2,425,587
17,683		Microsoft Corp.	8,970,409
5,022		Motorola Solutions, Inc.	2,437,177
47,551		NVIDIA Corp.	10,498,310
9,229		Salesforce, Inc.	2,376,837
11,682		SAP SE	2,589,875
2,675		Seagate Technology Holdings PLC	2,215,916
4,759	[1]	Snowflake, Inc.	1,577,275
		TOTAL	75,186,447
		Materials—1.7%
6,665		Agnico Eagle Mines Ltd.	1,352,429
42,161		Freeport-McMoRan, Inc.	3,193,274
6,078		Linde PLC	2,975,667
11,977		LyondellBasell Industries N.V.	779,463
22,399	[1]	MP Materials Corp.	1,226,345
7,712		Vulcan Materials Co.	2,079,001
		TOTAL	11,606,179
		Real Estate—1.7%
10,655		American Tower Corp.	1,872,083
43,519		Brixmor Property Group, Inc.	1,257,264
11,094		BXP, Inc.	754,281
2,443		Equinix, Inc.	2,557,137
21,500	[1]	NS Group, Inc.	219,990
12,429		ProLogis, Inc.	1,739,066
65,286		RLJ Lodging Trust	720,757
6,011		Simon Property Group, Inc.	1,276,256
18,716		UDR, Inc.	691,556
		TOTAL	11,088,390
		Utilities—0.6%
11,398		American Electric Power Co., Inc.	1,395,457
59,869		CenterPoint Energy, Inc.	2,370,812
		TOTAL	3,766,269
		TOTAL COMMON STOCKS (IDENTIFIED COST $192,015,494)	275,437,398
		U.S. TREASURIES—8.1%
		U.S. Treasury Bond—2.5%
$17,400,000		United States Treasury Bond, 5.125%, 8/15/2056	17,109,093
		U.S. Treasury Note—5.6%
19,900,000		United States Treasury Note, 3.875%, 3/31/2028	19,765,126
3,500,000		United States Treasury Note, 3.875%, 3/31/2031	3,412,424
15,100,000		United States Treasury Note, 4.625%, 8/15/2036	14,953,719
		TOTAL	38,131,269
		TOTAL U.S. TREASURIES (IDENTIFIED COST $55,467,707)	55,240,362
		PREFERRED STOCKS—6.3%
		Communication Services—1.0%
133,584		Alphabet, Inc., Conv. Pfd., 6.250%, 5/15/2029	6,473,481
		Consumer Discretionary—1.6%
33,536		AMZN10, Issued by JP Morgan Chase & Co., ELN, 2.000%, 12/17/2026	8,650,946
61,000		Whirlpool Corp., Conv. Pfd., 8.500%	2,116,700
		TOTAL	10,767,646

Shares or Principal Amount		Value
	PREFERRED STOCKS—continued
	Financials—0.4%
63,149	Ares Management Corp., Conv. Pfd., 6.750%	$ 2,885,909
	Industrials—0.3%
36,434	Boeing Co., Conv. Pfd., 6.000%	2,362,381
	Information Technology—1.1%
54,627	Hewlett Packard Enterprise Co., Conv. Pfd., 7.625%	7,304,722
	Materials—0.3%
37,000	Albemarle Corp., Conv. Pfd., 7.250%	2,027,970
	Utilities—1.6%
80,000	Duke Energy Corp., Conv. Pfd., 7.750%	3,952,800
79,821	NextEra Energy, Inc., 7.299%	4,074,862
60,000	Southern Co., Conv. Pfd., 7.125%	2,871,000
	TOTAL	10,898,662
	PREFERRED STOCKS (IDENTIFIED COST $38,123,929)	42,720,771
	CORPORATE BONDS—2.1%
	Basic Industry - Metals & Mining—0.0%
$ 35,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	22,504
100,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.508%, 4/1/2036	98,403
	TOTAL	120,907
	Capital Goods - Aerospace & Defense—0.1%
50,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	47,038
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	20,145
30,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	32,026
50,000	Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	53,603
125,000	L3Harris Technologies, Inc., Sr. Unsecd. Note, 5.400%, 7/31/2033	125,524
	TOTAL	278,336
	Capital Goods - Building Materials—0.0%
40,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	38,311
	Capital Goods - Diversified Manufacturing—0.1%
200,000	Eaton Corp., Sr. Unsecd. Note, 5.450%, 3/6/2056	187,189
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	15,030
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	14,275
25,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	21,882
90,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	79,346
	TOTAL	317,722
	Capital Goods - Environmental—0.0%
100,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	100,341
100,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	93,036
	TOTAL	193,377
	Communications - Cable & Satellite—0.1%
70,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	69,920
45,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 5.050%, 3/30/2029	44,635
150,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	149,359
	TOTAL	263,914
	Communications - Media & Entertainment—0.0%
35,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	34,440
25,000	AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	22,669
100,000	Meta Platforms, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2035	93,643
50,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.625%, 11/15/2055	41,705
	TOTAL	192,457

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—0.1%
$ 90,000	American Tower Corp., Sr. Unsecd. Note, 4.700%, 12/15/2032	$ 86,905
50,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	43,025
200,000	Orange S.A., Sr. Unsecd. Note, 144A, 5.000%, 1/13/2036	190,260
60,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	52,699
95,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	84,878
85,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	76,185
	TOTAL	533,952
	Communications - Telecom Wirelines—0.1%
190,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	151,550
145,000	Beacon Point DC LLC, 144A, 6.129%, 11/30/2042	137,690
125,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	102,840
60,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	39,584
	TOTAL	431,664
	Consumer Cyclical - Automotive—0.1%
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 4.500%, 4/12/2031	145,656
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.420%, 4/9/2031	197,280
50,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	43,027
100,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 7/15/2030	100,997
100,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.400%, 6/23/2032	100,146
200,000	Stellantis Financial Services US Corp., Sr. Unsecd. Note, 144A, 5.800%, 6/15/2031	194,928
	TOTAL	782,034
	Consumer Cyclical - Leisure—0.0%
35,000	Airbnb, Inc., Sr. Unsecd. Note, 5.250%, 3/16/2036	34,261
130,000	Royal Caribbean Cruises Ltd., Sr. Unsecd. Note, 5.250%, 2/27/2038	122,254
	TOTAL	156,515
	Consumer Cyclical - Retailers—0.0%
125,000	AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	124,571
85,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	81,332
	TOTAL	205,903
	Consumer Cyclical - Services—0.0%
75,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	73,589
	Consumer Non-Cyclical - Food/Beverage—0.1%
107,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	93,738
100,000	Bacardi-MartinI B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	100,525
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	139,457
100,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	77,892
75,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	73,939
40,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.700%, 5/1/2055	37,824
80,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	72,451
85,000	The Campbell’s Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	77,783
75,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.950%, 2/20/2036	71,360
100,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	101,392
	TOTAL	846,361
	Consumer Non-Cyclical - Health Care—0.1%
75,000	Augusta SpinCo Corp., Sr. Unsecd. Note, 5.245%, 3/23/2036	73,167
75,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	74,730
90,000	CVS Health Corp., Sr. Unsecd. Note, 5.450%, 9/15/2035	88,834
50,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	46,728
	TOTAL	283,459
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
160,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	152,479
35,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	35,035

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 190,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	$ 177,196
175,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	140,164
	TOTAL	504,874
	Consumer Non-Cyclical - Products—0.0%
65,000	Church & Dwight Co., Inc., Sr. Unsecd. Note, 2.300%, 12/15/2031	56,807
150,000	Clorox Co., Sr. Unsecd. Note, 5.250%, 5/15/2036	145,783
	TOTAL	202,590
	Consumer Non-Cyclical - Tobacco—0.0%
55,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	56,654
145,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	154,210
	TOTAL	210,864
	Energy - Independent—0.0%
45,000	APA Corp., Sr. Unsecd. Note, 6.750%, 2/15/2055	46,258
55,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	59,867
	TOTAL	106,125
	Energy - Midstream—0.1%
75,000	Enbridge, Inc., Sr. Unsecd. Note, 5.200%, 11/20/2035	72,828
125,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	120,304
125,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	102,588
100,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 5/15/2036	97,285
30,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	28,052
100,000	Targa Resources, Inc., Sr. Unsecd. Note, 5.400%, 7/30/2036	97,260
125,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	122,346
	TOTAL	640,663
	Energy - Oil Field Services—0.0%
200,000	Eni SpA, Sr. Unsecd. Note, 144A, 6.000%, 5/18/2056	191,073
	Energy - Refining—0.0%
150,000	Valero Energy Corp., Sr. Unsecd. Note, 5.150%, 3/10/2036	145,139
	Financial Institution - Banking—0.4%
170,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	156,100
70,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	70,167
100,000	Bank of America Corp., Sr. Unsecd. Note, 5.511%, 1/24/2036	99,906
130,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	122,135
150,000	Capital One Financial Co., Sr. Unsecd. Note, 5.399%, 1/30/2037	144,668
60,000	Citigroup, Inc., Sr. Secd. Note, 4.503%, 9/11/2031	58,553
125,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	124,747
75,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.718%, 7/23/2032	75,945
100,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	101,722
110,000	FNB Corp. (PA), 5.722%, 12/11/2030	110,315
130,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	129,125
100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.218%, 4/23/2031	100,082
60,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	60,872
125,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	125,203
60,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	53,593
210,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	209,372
70,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	69,634
125,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	130,115
75,000	M&T Bank Corp., Sr. Unsecd. Note, 5.179%, 7/8/2031	74,917
65,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	68,232
40,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	39,804
100,000	Northern Trust Corp., Sub., 6.125%, 11/2/2032	104,994
65,000	Pinnacle Financial Partners, Inc., Sr. Unsecd. Note, 6.168%, 11/1/2030	66,053

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 20,000	PNC Financial Services Group, Inc., 5.575%, 1/29/2036	$ 20,028
80,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	80,879
100,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.887%, 6/7/2029	94,953
55,000	U.S. Bancorp, 5.100%, 7/23/2030	55,295
200,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	199,667
100,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.605%, 4/23/2036	100,416
60,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	56,301
	TOTAL	2,903,793
	Financial Institution - Broker/Asset Mgr/Exchange—0.0%
50,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.750%, 10/15/2032	42,381
100,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.500%, 2/15/2036	94,756
	TOTAL	137,137
	Financial Institution - Finance Companies—0.1%
150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	147,518
150,000	Takeoff Merger Sub., Inc., Sr. Unsecd. Note, 144A, 4.850%, 3/24/2031	146,843
	TOTAL	294,361
	Financial Institution - Insurance - Health—0.0%
100,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.000%, 1/15/2036	95,748
	Financial Institution - Insurance - Life—0.1%
200,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	152,605
100,000	Wynnton Funding Trust, Sr. Unsecd. Note, 5.251%, 8/15/2035	96,360
	TOTAL	248,965
	Financial Institution - Insurance - P&C—0.1%
50,000	Aon North America, Inc., 5.750%, 3/1/2054	46,137
100,000	Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	98,205
55,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	54,600
250,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	314,523
	TOTAL	513,465
	Financial Institution - REIT - Apartment—0.0%
80,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	79,505
	Financial Institution - REIT - Healthcare—0.0%
100,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	99,975
85,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	77,599
	TOTAL	177,574
	Financial Institution - REIT - Office—0.0%
105,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	84,197
	Financial Institution - REIT - Other—0.0%
100,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	98,917
	Financial Institution - REIT - Retail—0.0%
100,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	99,329
	Technology—0.2%
50,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	25,091
35,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	34,312
5,000	Broadcom, Inc., Sr. Unsecd. Note, 3.187%, 11/15/2036	3,947
45,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	43,209
25,000	Broadcom, Inc., Sr. Unsecd. Note, 5.200%, 4/15/2032	24,764
100,000	Cisco Systems, Inc., Sr. Unsecd. Note, 5.300%, 2/26/2054	89,930
100,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.100%, 2/15/2036	96,169
100,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	95,854
40,000	Global Payments, Inc., Sr. Unsecd. Note, 4.500%, 11/15/2028	39,453
150,000	Global Payments, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2033	145,955
70,000	Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	66,874

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 55,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	$ 48,535
50,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	47,972
50,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	48,700
150,000	Oracle Corp., Sr. Unsecd. Note, 5.200%, 9/26/2035	134,630
80,000	Oracle Corp., Sr. Unsecd. Note, 5.950%, 9/26/2055	63,596
75,000	Oracle Corp., Sr. Unsecd. Note, 6.700%, 2/4/2056	66,104
20,000	Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	18,068
75,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	71,243
100,000	Salesforce, Inc., Sr. Unsecd. Note, 5.200%, 3/15/2033	98,778
100,000	Synopsys, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2032	98,759
40,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	35,634
	TOTAL	1,397,577
	Transportation - Railroads—0.0%
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	60,123
	Transportation - Services—0.0%
50,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.200%, 10/30/2034	49,397
	Utility - Electric—0.2%
80,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	81,545
75,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	68,201
150,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	133,527
125,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	128,132
40,000	Duke Energy Ohio, Inc., Term Loan - 1st Lien, 5.250%, 4/1/2033	40,008
25,000	Emera US Finance, LLC, Sr. Unsecd. Note, 5.200%, 4/1/2033	24,514
280,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	217,490
30,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	21,946
100,000	Exelon Corp., Sr. Unsecd. Note, 4.950%, 3/15/2036	94,765
80,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	63,859
35,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	34,483
75,000	NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	59,115
150,000	Southern Power Co., Sr. Unsecd. Note, Series B, 4.900%, 10/1/2035	142,021
100,000	Southwestern Electric Power Co., Sr. Unsecd. Note, 5.900%, 4/1/2056	94,147
45,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	42,547
	TOTAL	1,246,300
	TOTAL CORPORATE BONDS (IDENTIFIED COST $15,096,964)	14,206,217
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.6%
	Commercial Mortgage—0.4%
875,000	Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	864,409
1,225,000	Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	1,207,011
285,000	Bank 2022-BNK40, Class A4, 3.501%, 3/15/2064	260,605
400,000	CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	396,334
	TOTAL	2,728,359
	Federal Home Loan Mortgage Corporation—0.2%
653,039	Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 9/25/2029	620,866
600,000	Federal Home Loan Mortgage Corp. REMIC, Series K109, Class A2, 1.558%, 4/25/2030	538,706
	TOTAL	1,159,572
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,119,304)	3,887,931
	COLLATERALIZED MORTGAGE OBLIGATION—0.2%
	Non-Agency Mortgage-Backed Securities—0.2%
1,444,225	GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052 (IDENTIFIED COST $1,361,073)	1,161,585

Shares or Principal Amount			Value
		ASSET-BACKED SECURITY—0.1%
		Financial Services—0.1%
$ 722,153		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039 (IDENTIFIED COST $716,316)	$ 718,645
		WARRANT—0.0%
		Materials—0.0%
4,803	[1]	Hercules, Inc., Warrants, 3/31/2029 (IDENTIFIED COST $0)	96,715
		PURCHASED PUT OPTION—0.1%
950		State Street SPDR S&P 500 ETF Trust, Exercise Price $735, Notional Amount $72,869,750, Expiration Date 10/16/2026 (IDENTIFIED COST $587,820)	479,275
		INVESTMENT COMPANIES—41.4%
2,799,735		Bank Loan Core Fund	23,573,770
9,828,003		Emerging Markets Core Fund	89,041,706
1,745,547		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[2]	1,745,547
15,875,411		High Yield Bond Core Fund	89,696,076
9,266,150		Mortgage Core Fund	76,260,411
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $330,647,112)	280,317,510
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $638,135,719)	674,266,409
		OTHER ASSETS AND LIABILITIES - NET—0.4%[3]	2,640,147
		NET ASSETS—100%	$676,906,556
At August 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	61	$12,519,297	December 2026	$(26,339)
United States Treasury Notes 5-Year Long Futures	154	$16,278,281	December 2026	$(70,112)
United States Treasury Notes 10-Year Note Long Futures	22	$2,368,438	December 2026	$(12,941)
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	25	$2,735,547	December 2026	$14,964
United States Treasury Ultra Bond Short Futures	161	$17,715,031	December 2026	$29,433
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(64,995)
At August 31, 2026, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/2026[4]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Barclays Bank PLC	CDX Index HY Series 45	Buy	5.000%	12/20/2030	2.85%	$24,250,000	$(1,918,556)	$(1,148,705)	$(769,851)
At August 31, 2026, the Fund had the following outstanding written option contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Put Option:
J.P. Morgan	SPDR S&P 500 ETF Trust	(950)	$72,869,750	October 2026	$700.00	$(220,400)
(Premium Received $310,348)						$(220,400)
Net Unrealized Depreciation on Futures Contracts and the value of Swaps Contracts and Written Option Contracts is included in “Other Assets and Liabilities–Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2026, were as follows:
Affiliates	Value as of 11/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2026	Shares Held as of 8/31/2026	Dividend Income
Bank Loan Core Fund	$22,819,456	$1,126,415	$—	$(372,101)	$—	$23,573,770	2,799,735	$1,127,120
Emerging Markets Core Fund	$87,232,742	$2,000,000	$—	$(191,036)	$—	$89,041,706	9,828,003	$5,303,508
Federated Hermes Government Obligations Fund, Premier Shares	$3,329,740	$71,087,315	$(72,671,508)	$—	$—	$1,745,547	1,745,547	$89,060
High Yield Bond Core Fund	$90,807,354	$—	$—	$(1,111,278)	$—	$89,696,076	15,875,411	$4,349,852
Mortgage Core Fund	$85,259,051	$1,550,000	$(7,900,000)	$(1,373,188)	$(1,275,452)	$76,260,411	9,266,150	$2,939,100
TOTAL OF AFFILIATED TRANSACTIONS	$289,448,343	$75,763,730	$(80,571,508)	$(3,047,603)	$(1,275,452)	$280,317,510	39,514,846	$13,808,640

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
4
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at August 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$261,594,453	$—	$—	$261,594,453
International	3,005,873	10,837,072	—	13,842,945
Preferred Stocks
Domestic	34,069,825	8,650,946	—	42,720,771
Debt Securities:
U.S. Treasuries	—	55,240,362	—	55,240,362
Corporate Bonds	—	14,206,217	—	14,206,217
Commercial Mortgage-Backed Securities	—	3,887,931	—	3,887,931
Collateralized Mortgage Obligation	—	1,161,585	—	1,161,585
Asset-Backed Security	—	718,645	—	718,645
Purchased Put Option	479,275	—	—	479,275
Warrant	—	96,715	—	96,715
Investment Companies	280,317,510	—	—	280,317,510
TOTAL SECURITIES	$579,466,936	$94,799,473	$—	$674,266,409
Other Financial Instruments:
Assets
Futures Contracts	$44,397	$—	$—	$44,397
Liabilities
Futures Contracts	(109,392)	—	—	(109,392)
Swap Contracts	—	(1,918,556)	—	(1,918,556)
Written Options Contracts	(220,400)	—	—	(220,400)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(285,395)	$(1,918,556)	$—	$(2,203,951)

The following acronym(s) are used throughout this portfolio:
ELN	—Equity-Linked Notes
ETF	—Exchange-Traded Fund
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor’s Depositary Receipt